Capital	12 Months Ended
Dec. 31, 2019
Text block1 [abstract]
Capital
Note 1
5
. Capital
1
5
.1 Share capital issued
Accounting policy
In general, each shareholder is entitled to one vote per share at any general shareholders’ meeting. However, our
By-Laws
provide that all shares held in registered form (actions nominatives) for more than two years will be granted double voting rights. Costs directly attributable to the issue of ordinary shares or share options are recognized as a reduction in equity. Repurchased own shares are classified as treasury shares and deducted from equity.

Nature of the Transactions	Share Capital	Share premium	Number of shares	Nominal value
	$ in thousands			in $
Balance as of January 1, 2017	2,332	568,185	35,335,060	0.05
Capital Increase	26	—	466,950	—
Exercise of share warrants, employee warrants and stock options	9	2,921	158,052	—
Non-cash stock based compensation expense	—	42,968	—	—
Other movements	—	(37)	—	—

Balance as of December 31, 2017	2,367	614,037	35,960,062	0.05
Capital Increase	379	178,230	6,146,000	—
Exercise of share warrants, employee warrants and stock options	19	7,751	324,007	—
Non-cash stock based compensation expense	—	28,507	—	—

Balance as of December 31, 2018	2,765	828,525	42,430,069	0.05

Capital Increase	2	—	35,600	—
Exercise of share warrants, employee warrants and stock options	—	—	—	—
Non-cash stock based compensation expense	—	14,951	—	—
Other movements	—	2	—

Balance as of December 31, 2019	2,767	843,478	42,465,669	0.05

Capital evolution in 2019

•	During the full year ended December 31, 2019, 3 5,600 free shares were converted to 3 5,600 ordinary shares.
Capital evolution in 2018

•
During the full year ended December 31, 2018,
6,146,000
ordinary shares were issued upon the closing of a
follow-on
offering for net proceeds, after deducting underwriting discounts and commissions and offering expenses, of $
178,611,687
;
1,939
ordinary shares were issued upon the exercise of
1,867
employee warrants (“bons de souscription de parts de créateurs”) for total proceeds of $14,112; 322,068 ordinary shares were issued upon the exercise of
322,068
stock options for total proceeds of $
7,525,542
and
160,000
non-employees
warrants (“bons de souscription d’actions”) were subscribed for total proceeds of $
230,629
.

Capital evolution in 2017

•
During the full year ended December 31, 2017,
126,179
ordinary shares were issued upon the exercise of
121,492
employee warrants (“bons de souscription de parts de créateurs”) for a total amount of $
2,173,058
;
466,950
free shares were converted to 466,950 ordinary shares;
31,873
ordinary shares were issued upon the exercise of
31,873
stock options for a total amount of $
734,234
and
228,000
non-employees
warrants (“bons de souscription d’actions”) were subscribed for a total amount of $
252,171
.

BSA 2011:
On October 28, 2011, using the delegation of authority granted by the General Assembly held the same day, we issued 12,195,113 warrants (Bon de Souscription d’Actions or “BSA”) to the existing shareholders with a ratio of one BSA for one share. October 28, 2014 was the closing date for the exercise of the “BSA 2011.” Pursuant to the terms of the plan, we issued 1,470,836 ordinary shares for gross proceeds of $16.4 million.
Voting rights:
After a shareholder continuously holds ordinary shares for two years, each ordinary share held by such shareholder is entitled to two votes.

•	At December 31, 2019, we had 42,465,669 ordinary shares outstanding of which 4,389,581 had a double voting right.

•	At December 31, 2018, we had 42,430,069 ordinary shares outstanding of which 5,016,911 had a double voting right.

•	At December 31, 2017, we had 35,960,062 ordinary shares outstanding of which 5,155,335 had a double voting right
Otherwise, our ordinary shares are not entitled to any preferential voting right or restriction.

1
5
.2 Share warrants and
non-employee
warrants
Share warrants and
non-employee
warrants consist of Bon de Souscription d’Action (“BSAs”) which are granted to our board members and consultants.

Date	Type	Number of warrants/shares oustanding as of 01/01/2019	Number of warrants/shares granted	Number of warrants/shares vested/exercised	Number of warrants/shares voided	Number of warrants/shares oustanding as of 12/31/2019	Maximum of shares to be issued	Number of warrants/shares exercisable as of 12/31/2019	Strike price per share in euros
07/27/2010	BSPCE E	19,702	—	—	—	19,702	20,464	19,702	7.97
05/18/2015	Free shares	15,600	—	15,600	—	—	—	—	—
03/24/2015	Stock Options	1,730,646	—	—	117,652	1,612,994	1,612,994	1,612,994	38.45
03/27/2015	BSA	130,000	—	—	—	130,000	130,000	130,000	38.45
05/18/2015	BSA	50,000	—	—	—	50,000	50,000	50,000	29.58
09/08/2015	BSA	224,200	—	—	—	224,200	224,200	224,200	28.01
09/08/2015	Stock Options	1,770,000	—	—	146,800	1,623,200	1,623,200	1,623,200	27.55
03/14/2016	BSA	147,025	—	—		147,025	147,025	147,025	27.37
03/14/2016	Stock Options	1,785,271	—	—	132,676	1,652,595	1,652,595	1,549,308	22.44
10/28/2016	BSA	148,000	—	—		148,000	148,000	148,000	18.68
10/28/2016	Stock Options	2,369,689	—	—	190,796	2,178,893	2,178,893	1,634,170	17.90
10/11/2017	BSA	200,000	—	—	—	200,000	200,000	133,333	24.34
10/11/2017	Stock Options	1,182,500	—	—	222,500	960,000	960,000	480,000	22.57
10/08/2018	Free shares	43,000	—	20,000	20,000	3,000	3,000	—	—
10/08/2018	Stock Options	100,000	—	—	50,000	50,000	50,000	12,500	24.80
12/17/2018	Free shares	13,000	—	—	—	13,000	13,000	—	—
12/17/2018	Stock Options	40,000	—	—	—	40,000	40,000	10,000	18.37
07/03/2019	Free shares	—	3,500	—	1,000	2,500	2,500	—	—
07/03/2019	Stock Options	—	3,000	—	3,000	—	—	—	15.69
04/24/2019	Stock Options	—	1,562,800	—	93,100	1,469,700	1,469,700	—	18.25
04/24/2019	Free shares	—	6,500	—	—	6,500	6,500	—	—
07/16/2019	Free shares	—	9,000	—	5,000	4,000	4,000	—	—
11/06/2019	Stock Options	—	55,000	—	—	55,000	55,000	—	11.06
11/06/2019	Free shares	—	21,500	—	—	21,500	21,500	—	—
11/18/2019	Stock Options	—	30,000	—	—	30,000	30,000	—	12.33
11/18/2019	Free shares	—	16,500	—	—	16,500	16,500	—	—
	Total	9,968,633	1,707,800	35,600	982,524	10,658,309	10,659,071	7,774,432

Holders of vested stock options and warrants are entitled to subscribe to a capital increase of Cellectis at predetermined exercise price.

•
In 2019, our subsidiary Calyxt Inc. granted stock options, restricted stock unit and performance stock unit in Calyxt Inc. representing as of December 31, 2019 a 6.1% interest of that subsidiary if fully exercised to a group of its employees, directors, executive officers and consultants. The compensation expense for 2019 amounted to $4.4 million (see Note 16).

•
In 2018, our subsidiary Calyxt Inc. granted stock options and restricted stock unit in Calyxt Inc. representing as of December 31, 2018 a
3.1
% interest of that subsidiary if fully exercised to a group of its employees, directors, executive officers and consultants. The compensation expense for 2018 amounted to $
3.3
 million (see Note 1
6
).

•
In June 2017, our subsidiary Calyxt Inc. granted stock options and restricted stock unit in Calyxt Inc. representing as of December 31, 2017 a
9.8
% interest of that subsidiary if fully exercised to a group of its employees, directors and executive officers. The compensation expense for 2017 amounted to $
5.2
 million (see Note 1
6
);

1
5
.3
Non-controlling
interests
On July 25, 2017, Calyxt closed its IPO with $64.4 million in gross proceeds to Calyxt from the sale of 8,050,000 shares at $8 per share, including the full exercise of the underwriter’s over-allotment option and Cellectis’ purchase of $20.0 million of shares in the IPO. On May 22, 2018, Calyxt Inc completed a follow-on
offering of its common stock. Calyxt Inc sold an aggregate of 4,057,500 shares of common stock at a price of $15.00 per share. In the aggregate, Calyxt Inc received net proceeds of approximately $57.0 million, after deducting underwriting discounts and commissions of $3.2 million and offering expenses totaling approximately $0.7 million. As part of the follow-on
offering, Cellectis SA purchased 550,000 shares of common stock for a value of $8.3 million, the proceeds of which are included in the net proceeds of approximately $57.0 million. As of December 31, 201
9
,
non-controlling
interests represent 31.1% of Calyxt shares.
The following table summarizes the information relating to each of our subsidiaries that reported non-controlling
interest (“NCI”):

	CALYXT
	201 8	201 9
	$ in thousands
Revenue	236	7,294
Net Profit (Loss)	(28,517)	(40,142)

Net Profit (Loss) attributable to NCI	(9,640)	(13,121)

Other comprehensive income	(5,373)	(1,237)
Total comprehensive income	(33,891)	(41,378)

Total comprehensive income attributable to NCI	(10,330)	(12,856)

Current assets	97,735	63,528
Non-current assets	4,539	22,518
Current liabilities	5,460	6,642
Non-current liabilities	8 26	15,121

Net assets	95,987	64,283

Net assets attributable to NCI	29,257	19,973

1
5
.4 Treasury shares
In 2008, Cellectis executed a liquidity contract with Natixis Securities (“Natixis”). This contract entitles Natixis to transact on Euronext, on our behalf, in order to enhance the liquidity of transactions and regularity of quotation of our ordinary shares, in an independent way, without hindering the functioning of the market or misleading investors.

The initial advance payment made to Natixis for the purpose of making transactions under this contract was $0.4 million. As of December 31, 2017, $0.3 million are classified in treasury shares and the balance is presented in the line item “Other non-current
financial assets” in the statements of consolidated financial position.
In 2018, we terminated our liquidity contract
 with Natix
is
.